Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current liabilities
Current portion	$ 2,697	$ 2,632
Long-term liabilities
Non-current portion	$ 8,215	$ 9,621
Equity
Share capital, shares issued (in shares)	201,190,621	201,190,621
Shares outstanding (in shares)	200,028,293	199,628,293
Par value per share (in USD per share)	$ 0.05	$ 0.05
Other Receivable, after Allowance for Credit Loss, Current, Related Party Type [Extensible Enumeration]	Related Party	Related Party
Accounts Payable, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Current liabilities
Current portion	$ 2,209	$ 2,147
Long-term liabilities
Non-current portion	$ 8,063	$ 9,198